Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) Tons	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2024 MXN ($) Tons	Dec. 31, 2024 USD ($) Tons
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Coke inventory quantity (in Tons) | Tons	187,227			187,227	187,227
Coke inventory value	$ 1,158			$ 1,415	$ 368
Quantity of inventories (in Dollars) | $		$ 344
Bottom of Range [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Instrument range	80.00%
Normal credit term	30 days
Top of Range [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Instrument range	125.00%
Normal credit term	90 days
ICH [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Percentage of equity owned			0.59%